IFRS 7 - Disclosure - Market Risk - Summary of Incremental Risk Charge by Trading Activities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Market Risk [line items]
IRC (one-year measure)	$ 175.3	$ 199.8
Default risk [member]
Market Risk [line items]
IRC (one-year measure)	102.6	132.1
Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	72.7	67.7
High risk [member]
Market Risk [line items]
IRC (one-year measure)	279.5	371.4
High risk [member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	205.6	268.8
High risk [member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	104.9	111.2
Low risk [member]
Market Risk [line items]
IRC (one-year measure)	141.8	186.5
Low risk [member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	80.4	124.0
Low risk [member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	49.0	45.5
Average risk [member]
Market Risk [line items]
IRC (one-year measure)	197.9	252.4
Average risk [member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	126.7	180.2
Average risk [member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	$ 71.2	$ 72.2